UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

____________

FORM N-CSR

____________

CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES

Investment Company Act file number 811-21719

____________

INVESTMENT MANAGERS SERIES TRUST
(Exact name of registrant as specified in charter)

____________
803 W. Michigan Street
Milwaukee, WI 53233
(Address of principal executive offices) (Zip code)

Constance Dye Shannon
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, WI 53233
(Name and address of agent for service)

Registrant’s telephone number, including area code: (414) 299-2295

Date of fiscal year end: November 30

Date of reporting period: November 30, 2010

Item 1. Reports to Stockholders.

The registrant’s annual report transmitted to shareholders pursuant to Rule 30e-1 under the Investment Company Act of 1940, as amended (the “Investment Company Act”), is as follows:

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

ANNUAL REPORT
November 30, 2010

Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund
Each a series of the Investment Managers Series Trust

Table of Contents

Shareholder Letter	2
Fund Expenses	5
Fund Performance	7
Schedules of Investments	9
Statements of Assets and Liabilities	22
Statements of Operations	23
Statements of Changes in Net Assets	24
Statement of Cash Flows	26
Financial Highlights	27
Notes to Financial Statements	29
Report of Independent Registered Public Accounting Firm	37
Supplemental Information	38

This report and the financial statements contained herein are provided for the general information of the shareholders of the Zack Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund.  This report is not authorized for distribution to prospective investors in the Funds unless preceded or accompanied by an effective prospectus.

FUND PERFORMANCE

FUND or INDEX	TICKER	12 Month Period Ending 11/30/2010 (with impact of maximum sales charge)	12 Month Period Ending 11/30/2010 (excluding impact of maximum sales charge)	Since Inception* (with impact of maximum sales charge)	Since Inception* (excluding impact of maximum sales charge)
Zacks Multi-Cap Opportunities Fund - Class A	CZOAX	5.16%	11.58%	-0.51%	0.67%
Russell 3000 Index[1]		n/a	12.63%	n/a	1.21%
Gross Expense Ratio: 2.09%**

FUND or INDEX	TICKER	12 Month Period Ending 11/30/2009 (with impact of maximum sales charge)	12 Month Period Ending 11/30/2009 (excluding impact of maximum sales charge)	Since Inception* (with impact of maximum sales charge)	Since Inception* (excluding impact of maximum sales charge)
Zacks Market Neutral Fund - Class A	ZMNAX	-6.31%	-0.62%	-8.33%	-5.98%
Citigroup 3-Month T-Bill Index[1]		n/a	0.12%	n/a	0.35%
Gross Expense Ratio: 3.05%**

* The inception dates for the Zacks Multi-Cap Opportunities Fund and the Zacks Market Neutral Fund are December 5, 2005 and July 24, 2008, respectively.

** Zacks Investment Management, Inc. has contractually agreed to waive a portion of its advisory fees and/or assume certain expenses so that Total Annual Fund Operating Expenses for each Fund do not exceed 1.65% with respect to Class A Shares.

A 2.00% redemption fee may apply for Fund Shares redeemed within 30 days of purchase.  The maximum sales charge for Class A Shares of each Fund is 5.75%.  The performance returns reflect a fee waiver in effect and without the fee waiver, returns would have been reduced. Performance of Fund classes will differ.

The performance data quoted here represents past performance and past performance is not a guarantee of future results.  Investment return and principal value will fluctuate so that an investor’s shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.  To obtain performance information current to the most recent month-end, please call 1-888-453-4003.

1The Russell 3000® Index is a broadly diversified and unmanaged index that tracks the performance of approximately 3,000 of the largest publicly-traded U.S. stocks. The Citigroup 3-Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. Index returns reflect the reinvestment of all distributions.  It is not possible to invest directly in an index.

The Zacks Funds are distributed by Grand Distribution Services, LLC.  This material must be preceded or accompanied by a current prospectus.

Dear Shareholders:

We are pleased to provide the annual report for the Zacks Market Neutral Fund and the Zacks Multi-Cap Opportunities Fund for the one year period ending November 30, 2010. During the past year the firm has maintained its investment methodology of using earnings estimate revisions in the investment process which seeks to generate returns in excess of the funds’ benchmarks.

Market Neutral Fund

There is no way around it, 2010 was a disappointing year for the Zacks Market Neutral Fund. Investors can draw little consolation from the fact that it was also a disappointing year for the entire market neutral asset category.  The industry recognized benchmark for pure market neutral funds, including the Zacks Market Neutral Fund, is the Citigroup 3-month U.S. Treasury Bill Index which produced a return of 0.12% during the Fund’s 2010 fiscal year.

During 2010, an adverse set of market conditions for market neutral strategies collectively impeded returns in the Zacks Market Neutral Fund, as well as with most comparative strategies. These market conditions included; a high degree of correlation across U.S. equities to market indices, an extremely low interest rate environment and heated merger and acquisition activity.

The high degree of correlation amongst equities is likely caused by macro-economic factors dominating the investment climate. In 2010, investment activity was driven by large macro considerations such as the potential for a double-dip recession and the European debt crisis.  Market neutral strategies use various methods to select stocks that will outperform other groups of stocks, so the more that stocks move together, the harder it is to generate returns. The historically low interest rate environment directly impacts market neutral returns by reducing any short interest rebate.  As the investment environment returns to more normalized levels, we expect our process to once again generate returns while lowering shareholders’ market risk.

Multi-Cap Opportunities Fund

After a volatile first nine months, the U.S. stock market went into overdrive in the fourth quarter posting strong double digit returns for 2010, continuing its recovery. The fourth quarter surge was led by technology stocks, with a strong performance from small and mid capitalization stocks. The rally was propelled by stellar third quarter earnings reports, the Fed’s continuing liquidity pump, intense merger and acquisition activity and a perception that a “double dip” recession was less likely.

The Fund’s 2010 performance experienced significant improvement over its 2009 performance relative to the Russell 3000. The improvement resulted from moving away from the more conservative, defensive sector weightings which impeded our performance during 2009. The Fund’s market capitalization ranges at year-end 2010 included 55% large- cap, 35% mid-cap and 10% small cap.

Another encouraging sign can be seen within a major component of our stock selection process which uses earning estimate revisions as a leading indicator of improving company fundamentals. Throughout 2009, and the first half of 2010, virtually all positive earnings estimate revisions were generated from massive corporate cost cutting in response to the steepest recession since the 1930’s. These earnings estimate revisions were not signs of improving company fundamentals, but rather the opposite, resulting from slashing employment, shuttering facilities, restructurings and onetime tax benefits, as revenues and pricing fell.

Now, with the economy having stabilized, and slowly starting to improve, that fast proactive downsizing led corporations to emerge lean, mean and very profitable.  Since late 2010, we have started getting more of the type of positive earnings estimate revisions we look for, signaling improving company fundamentals. This renewed corporate strength should benefit the Zacks Multi-Cap Opportunities Fund in 2011, provided the world economies can deal with the multitude of issues they face.

If you require additional information about our Funds, please visit our website at www.ZacksWMG.com/fund. We are thankful for your investment in Zacks Funds and your continued confidence in our process.

Sincerely,

Ben Zacks	Mitchell Zacks
Portfolio Co-Manager	Portfolio Co-Manager
Zacks Funds	Zacks Funds

Risks and Other Considerations

The views expressed in this report reflect those of the portfolio managers only through the report period as stated on the cover. These views are subject to change at any time, based on market and other conditions and should not be construed as a recommendation of any kind. The material may also contain forward looking statements that involve risk and uncertainty, and there is no guarantee they will come to pass.

Investment Risk. An investment in the Funds is subject to risks, and you could lose money on your investment. There can be no assurance that a Fund will achieve its investment objective.

Equity Risk. A principal risk of investing in the Funds is equity risk, which is the risk that the value of the securities held by a Fund will fall due to general market and economic conditions, perceptions regarding the industries in which the issuers of securities held by a Fund participate, or factors relating to specific companies in which a Fund invests.

Risks of Mid-Cap and Small-Cap Companies. The securities of small-cap or mid-cap companies may be subject to more abrupt or erratic market movements and may have lower trading volumes or more erratic trading than securities of larger companies or the market averages in general. In addition, such companies typically are subject to a greater degree of change in earnings and business prospects than are larger, more established companies.

Income and Distribution Risk. The income that shareholders receive from a Fund through annual distributions is based primarily on the dividends and interest the Fund earns from its investments. Dividend payments a Fund receives can vary widely and there is no guarantee that they will be paid at all.

Foreign Investment Risk. Although the Funds will limit their investment in securities of foreign issuers to ADRs and Canadian issuers, a Fund’s investment in non-U.S. issuers may involve unique risks compared to investing in securities of U.S. issuers. Adverse political, economic or social developments could undermine the value of a Fund’s investments or prevent a Fund from realizing the full value of its investments.

Short Sales Risk.  As part of its investment strategies, the Zacks Market Neutral Fund will sell stocks short.  There are risks involved in selling stock short including the possibility that the Fund may not be able to close out a short position at a particular time or at a particular price.  The Fund’s loss on a short sale is limited only by the maximum attainable price of the security (which could be limitless) less the price the Fund paid for the security at the time it was borrowed.

Please refer to the prospectus for more complete risk information.  In addition to the risks described, there are certain other risks related to investing in the Funds. These risks are described further in the Prospectus and Statement of Additional Information.

Zacks Funds
FUND EXPENSES November 30, 2010 (Unaudited)

Expense Example
As a shareholder of the Zacks Multi-Cap Opportunities Fund or the Zacks Market Neutral Fund (each a “Fund” and collectively the ‘‘Funds’’), you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payment of Class A Shares and contingent deferred sales charges on redemption of Class C Shares; and (2) ongoing costs, including management fees; distribution and service (12b-1) fees; and other Fund expenses.  The examples below are intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.

These examples are based on an investment of $1,000 invested at the beginning of the period and held for the entire period from 6/01/10 to 11/30/10 for each Fund.

Actual Expenses
The information in the table under the headings “Actual Performance” provides actual account values and actual expenses.  You may use the information in these columns, together with the amount you invested, to estimate the expenses that you paid over the period.  Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the appropriate column for your share class, in the row entitled “Expenses Paid during Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes
The information in the tables under the headings “Hypothetical (5% annual return before expenses)” provides hypothetical account values and hypothetical expenses based on the Funds’ actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Funds’ actual return.  The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.  You may use this information to compare the ongoing costs of investing in the Funds and other funds.  To do so, compare these 5% hypothetical examples with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs, such as sales charges (load) or contingent deferred sales charges.  Therefore, the information under the headings “Hypothetical (5% annual return before expenses)” is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.  In addition, if these transactional costs were included, your costs would have been higher.

Zacks Funds
FUND EXPENSES November 30, 2010 (Unaudited)

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Zacks Multi-Cap Opportunities Fund
Class A
Actual Performance	$1,000.00	$1,100.10	$8.67
Hypothetical (5% annual return before expenses)	$1,000.00	$1,016.81	$8.33
Class C
Actual Performance	$1,000.00	$1,095.40	$12.59
Hypothetical (5% annual return before expenses)	$1,000.00	$1,013.05	$12.10

Expenses are equal to the Fund’s annualized expense ratio of 1.65% and 2.40% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

	Beginning Account Value	Ending Account Value	Expenses Paid During Period

Zacks Market Neutral Fund
Class A
Actual Performance	$1,000.00	$1,007.00	$21.53
Hypothetical (5% annual return before expenses)	$1,000.00	$1,003.61	$21.50
Class C
Actual Performance	$1,000.00	$1,003.20	$24.91
Hypothetical (5% annual return before expenses)	$1,000.00	$1,000.20	$24.88

Expenses are equal to the Fund’s annualized expense ratio of 4.28% and 4.96% for Class A and Class C Shares, respectively, multiplied by the average account value over the period, multiplied by the number of days in the most recent six-month period divided by 365.  The expense ratios reflect an expense waiver.  Assumes all dividends and distributions were reinvested.

Zacks Multi-Cap Opportunities Fund
FUND PERFORMANCE November 30, 2010 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund's Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Russell 3000 Index.  Results include the reinvestment of all dividends and capital gains.  Results for the Fund's Class C shares would be different.

The Russell 3000 Index is a broad representation of the U.S. equity market.  The index does not reflect expenses, fees or sales charges, which would lower performance.  The index is unmanaged and it is not possible to invest in an index.   Index data source: www.russell.com.

Average Annual Total Returns as of November 30, 2010
		Since Inception*
Share Class	One Year	(annualized)
Unadjusted for sales charges or CDSC
Class A	11.58%	0.67%
Class C	10.68%	-0.10%
Adjusted for the maximum sales charge or CDSC
Class A	5.11%	-0.78%
Class C	9.68%	-0.36%
Russell 3000 Index	12.63%	1.21%

* Inception date 12/5/05.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Total returns adjusted for the maxium sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18.  The total returns of individual share classes will differ due to varying sales charges and expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund  shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks Market Neutral Fund
FUND PERFORMANCE November 30, 2010 (Unaudited)

This graph compares a hypothetical $10,000 investment in the Fund's Class A shares, made at its inception and including payment of the maximum sales charge of 5.75%, with a similar investment in the Citigroup 3 Month T-Bill Index.  Results include the reinvestment of all dividends and capital gains.  Results for the Fund's Class C shares would be different.

The Citigroup 3 Month T-Bill Index consists of equal dollar amounts of three-month Treasury bills that are purchased at the beginning of each of three consecutive months. As each bill matures, all proceeds are rolled over or reinvested in a new three-month bill. It is not possible to invest directly in an index.  Performance for the Citigroup 3 Month T-Bill Index is not available from 7/24/08 (the Fund's inception date).  For that reason, performance for the benchmark is shown from July 31. 2008.

Average Annual Total Returns as of November 30, 2010
Share Class	One Year	Since Inception* (annualized)
Unadjusted for sales charges or CDSC
Class A	-0.62%	-5.98%
Class C	-1.32%	-6.66%
Adjusted for the maximum sales charge or CDSC
Class A	-6.31%	-8.40%
Class C	-2.31%	-6.73%
Citigroup 3 Month T-Bill Index	0.12%	0.35%

* Inception date 7/24/08.

The performance data quoted here represents past performance and past performance is not a guarantee of future results. Investment return and principal value will fluctuate so that an investor's shares when redeemed may be worth more or less than their original cost.  Current performance may be lower or higher than the performance information quoted.

Total returns adjusted for the maxium sales charge or CDSC reflect payment of the maximum sales charge of 5.75% for Class A shares and the contingent deferred sales charge of 1.00% for Class C shares if redeemed within 12 months of purchase and 0.50% if Class C shares are redeemed during months 13-18.  The total returns of individual share classes will differ due to varying sales charges and expenses between the classes.  Returns reflect the reinvestment of distributions made by the Fund, if any.  The deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund  shares is not reflected in the total returns.

The Fund's Advisor has waived fees or expenses; absent such waivers, the Fund's returns would have been lower.

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010

Number
of Shares		Value
	COMMON STOCKS - 92.4%
	CONSUMER DISCRETIONARY - 9.4%
3,479	BorgWarner, Inc. *	$209,923
5,132	Dollar Tree, Inc. *	282,003
2,546	Hasbro, Inc.	121,342
5,301	Ltd. Brands, Inc.	178,485
10,070	Macy's, Inc.	258,598
3,195	McDonald's Corp.	250,169
8,200	Newell Rubbermaid, Inc.	137,514
1,631	Ross Stores, Inc.	105,819
4,242	TJX Cos., Inc.	193,478
5,232	Walt Disney Co.	191,020
		1,928,351

	CONSUMER STAPLES - 9.2%
1,782	Church & Dwight Co., Inc.	116,275
6,091	Corn Products International, Inc.	262,644
4,072	Dr. Pepper Snapple Group, Inc.	149,157
7,890	Hain Celestial Group, Inc. *	209,164
2,037	H.J. Heinz Co.	98,326
2,376	JM Smucker Co.	150,282
12,612	Kroger Co.	297,013
3,571	McCormick & Co., Inc.	157,160
3,592	PepsiCo, Inc.	232,151
3,818	Wal-Mart Stores, Inc.	206,516
		1,878,688

	ENERGY - 11.0%
3,422	Apache Corp.	368,344
5,288	Chevron Corp.	428,169
5,142	Exxon Mobil Corp.	357,678
6,533	Halliburton Co.	247,209
3,551	Hess Corp.	248,748
2,687	Marathon Oil Corp.	89,934
1,443	Oil States International, Inc. *	85,613
1,697	Royal Dutch Shell PLC - ADR	102,346
2,207	Schlumberger Ltd.	170,689
4,270	Swift Energy Co. *	155,812
		2,254,542

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010

Number
of Shares		Value
	FINANCIALS - 9.7%
3,677	Allied World Assurance Co. Holdings Ltd.	$215,987
3,676	American Express Co.	158,877
2,453	Ameriprise Financial, Inc.	127,164
595	BlackRock, Inc.	96,985
5,288	Compass Diversified Holdings	87,781
905	Franklin Resources, Inc.	103,251
2,771	Jones Lang LaSalle, Inc.	221,181
4,930	JPMorgan Chase & Co.	184,283
6,165	MetLife, Inc.	235,195
7,155	New York Community Bancorp, Inc.	120,204
2,517	PNC Financial Services Group, Inc.	135,540
3,790	Rayonier, Inc. - REIT	193,138
3,733	US Bancorp	88,771
		1,968,357

	HEALTH CARE - 13.2%
4,553	Abbott Laboratories	211,760
2,777	CIGNA Corp.	102,221
1,652	Cooper Cos., Inc.	88,382
2,404	Hospira, Inc. *	135,249
1,520	Laboratory Corp. of America Holdings *	124,686
2,985	Life Technologies Corp. *	148,668
1,992	McKesson Corp.	127,289
3,026	Medco Health Solutions, Inc. *	185,554
8,540	Merck & Co., Inc.	294,374
1,075	Mettler-Toledo International, Inc. *	156,068
3,337	Parexel International Corp. *	58,598
4,101	Perrigo Co.	247,044
12,103	Pfizer, Inc.	197,158
5,430	Sirona Dental Systems, Inc. *	205,200
6,420	Teva Pharmaceutical Industries Ltd. - ADR	321,257
1,960	Watson Pharmaceuticals, Inc. *	95,530
		2,699,038

	INDUSTRIALS - 7.5%
1,413	Caterpillar, Inc.	119,540
2,291	Deere & Co.	171,138
5,147	Emerson Electric Co.	283,445
3,450	Illinois Tool Works, Inc.	164,323
1,725	Middleby Corp. *	138,811
2,687	Norfolk Southern Corp.	161,677
2,546	Raytheon Co.	117,752
3,959	United Parcel Service, Inc. - Class B	277,645
1,723	Watsco, Inc.	103,845
		1,538,176

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010

Number
of Shares		Value
	INFORMATION TECHNOLOGY - 20.5%
4,779	Agilent Technologies, Inc. *	$167,361
6,838	Altera Corp.	239,945
904	Apple, Inc. *	281,280
2,561	CACI International, Inc. - Class A *	128,895
2,133	Digital River, Inc. *	78,537
6,779	eBay, Inc. *	197,472
15,949	EMC Corp. *	342,744
2,671	F5 Networks, Inc. *	352,251
10,000	Finisar Corp. *	191,200
376	Google, Inc. - Class A *	208,947
4,044	Hewlett-Packard Co.	169,565
8,003	Intel Corp.	169,023
1,725	International Business Machines Corp.	244,019
2,715	JDA Software Group, Inc. *	71,690
3,478	Maxim Integrated Products, Inc.	80,864
13,606	Mentor Graphics Corp. *	152,999
7,551	Novellus Systems, Inc. *	227,663
14,236	Nuance Communications, Inc. *	251,621
3,304	Open Text Corp. *	140,717
8,636	Oracle Corp.	233,517
1,754	Solera Holdings, Inc.	84,192
4,954	VeriFone Systems, Inc. *	172,152
		4,186,654

	MATERIALS - 4.3%
3,413	Albemarle Corp.	184,609
6,985	Barrick Gold Corp.	360,775
1,612	PPG Industries, Inc.	125,672
4,186	Scotts Miracle-Gro Co. - Class A	209,133
		880,189

	TELECOMMUNICATION SERVICES - 2.7%
10,322	AT&T, Inc.	286,848
3,339	Syniverse Holdings, Inc. *	102,040
6,335	Vodafone Group PLC	158,755
		547,643

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010

Number
of Shares		Value
	UTILITIES - 4.9%
3,705	California Water Service Group	$137,826
4,903	DPL, Inc.	124,193
3,224	Northeast Utilities	100,266
8,173	Pinnacle West Capital Corp.	330,353
2,574	Southern Co.	97,091
8,512	Westar Energy, Inc.	212,034
		1,001,763

	TOTAL COMMON STOCKS
	(Cost $15,419,115)	18,883,401

	EXCHANGE TRADED FUNDS - 5.9%
30,649	Financial Select Sector SPDR Fund	443,185
7,013	iShares Russell 2000 Index Fund	509,845
11,312	SPDR KBW Regional Banking	254,746
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,082,705)	1,207,776

Principal
Amount		Value
	SHORT TERM INVESTMENTS - 1.2%
$245,250	UMB Money Market Fiduciary, 0.01%‡	245,250

	TOTAL SHORT TERM INVESTMENTS
	(Cost $245,250)	245,250

	TOTAL INVESTMENTS - 99.5%
	(Cost $16,747,070)	20,336,427
	Other assets less liabilites - 0.5%	108,114
	TOTAL NET ASSETS - 100.0%	$20,444,541

ADR	American Depository Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trusts

*	Non-income producing security
‡	The rate is the annualized seven-day yield at period end.

See Notes to Financial Statements

Zacks Multi-Cap Opportunties Fund
SCHEDULE OF INVESTMENTS - As of November 30, 2010

Sector Representation as of 11/30/10 (% of net assets)
Sector Breakdown	% of Net Assets

Information Technology	20.5%
Health Care	13.2%
Energy	11.0%
Financials	9.7%
Consumer Discretionary	9.4%
Consumer Staples	9.2%
Industrials	7.5%
Exchange-Traded Funds	5.9%
Utilities	4.9%
Materials	4.3%
Telecommunication Services	2.7%
Short Term Investments	1.2%
Total Investments	99.5%
Other assets less liabilities	0.5%
Net Assets	100.0%

See Notes to Financial Statements

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS -  As of November 30, 2010

Number
of Shares		Value
	COMMON STOCKS - 92.7%
	CONSUMER DISCRETIONARY - 15.7%
8,178	Best Buy Co., Inc. +	$349,364
19,530	Bridgepoint Education, Inc. *+	298,809
8,930	CarMax, Inc. *+	293,797
6,750	Dick's Sporting Goods, Inc. *+	230,917
15,656	Dollar Tree, Inc. *+	860,297
14,040	Ford Motor Co. *+	223,798
10,200	Fossil, Inc. *+	690,030
38,380	Grupo Televisa S.A. - ADR +	894,254
5,766	Jo-Ann Stores, Inc. *+	279,305
14,450	Lennar Corp. - Class A +	219,496
32,490	Macy's, Inc. +	834,343
17,784	Modine Manufacturing Co. *+	246,486
13,940	Newell Rubbermaid, Inc. +	233,774
6,840	Ross Stores, Inc. +	443,779
14,760	TJX Cos., Inc. +	673,204
2,880	VF Corp. +	238,694
		7,010,347

	CONSUMER STAPLES - 12.5%
12,084	Alberto-Culver Co. +	449,525
19,210	Coca-Cola Enterprises, Inc. +	463,921
18,105	Corn Products International, Inc. +	780,688
18,700	Hain Celestial Group, Inc. *+	495,737
12,580	H.J. Heinz Co. +	607,237
9,118	JM Smucker Co. +	576,713
25,740	Kraft Foods, Inc. - Class A +	778,635
30,510	Kroger Co. +	718,510
11,390	PepsiCo, Inc. +	736,136
		5,607,102

	FINANCIALS - 0.6%
8,132	MSCI, Inc. - Class A *+	276,976
		276,976

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS -  As of November 30, 2010

Number
of Shares		Value
	HEALTH CARE - 16.1%
9,212	Abbott Laboratories +	$428,450
7,830	AMERIGROUP Corp. *+	336,925
14,400	AmerisourceBergen Corp. +	444,240
4,788	Bio-Rad Laboratories, Inc. - Class A *+	446,960
6,460	CIGNA Corp. +	237,793
10,146	Cooper Cos., Inc. +	542,811
12,183	Life Technologies Corp. *+	606,774
5,076	McKesson Corp. +	324,356
11,552	Medco Health Solutions, Inc. *+	708,369
19,210	Merck & Co., Inc. +	662,169
15,555	Orthofix International NV *+	422,940
22,410	Parexel International Corp. *+	393,520
14,875	Teva Pharmaceutical Industries Ltd. - ADR +	744,345
15,045	UnitedHealth Group, Inc. +	549,443
7,650	Watson Pharmaceuticals, Inc. *+	372,861
		7,221,956

	INDUSTRIALS - 20.2%
13,851	A.O. Smith Corp. +	545,868
8,366	Clean Harbors, Inc. *+	619,502
7,020	Cummins, Inc. +	681,782
7,395	Deere & Co. +	552,407
24,525	Deluxe Corp. +	519,685
12,834	Emerson Electric Co. +	706,768
8,170	IDEX Corp. +	306,130
12,580	Insituform Technologies, Inc. - Class A *+	278,521
22,534	Korn/Ferry International *+	390,289
6,204	Lennox International, Inc. +	272,914
32,220	RR Donnelley & Sons Co. +	507,787
4,410	Snap-On, Inc. +	233,421
12,835	Textainer Group Holdings Ltd. +	357,070
10,965	Tyco International Ltd. +	415,464
9,720	Union Pacific Corp. +	875,869
8,930	United Parcel Service, Inc. - Class B +	626,261
8,835	United Technologies Corp. +	665,011
3,724	WW Grainger, Inc. +	465,239
		9,019,988

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS -  As of November 30, 2010

Number
of Shares		Value
	INFORMATION TECHNOLOGY - 18.4%
14,620	Agilent Technologies, Inc. *+	$511,992
15,656	Altera Corp. +	549,369
43,560	Applied Materials, Inc. +	541,451
5,928	Cognex Corp. +	165,747
34,200	EMC Corp. *+	734,958
6,118	F5 Networks, Inc. *+	806,842
11,932	Hewlett-Packard Co. +	500,309
12,070	iGate Corp. +	241,400
28,350	Intel Corp. +	598,752
4,104	International Business Machines Corp. +	580,552
6,118	JDA Software Group, Inc. *+	161,546
2,166	Mastercard, Inc. - Class A +	513,407
11,070	NetApp, Inc. *+	563,795
14,195	Nuance Communications, Inc. *+	250,897
26,100	Oracle Corp. +	705,744
4,770	QUALCOMM, Inc. +	222,950
8,649	RightNow Technologies, Inc. *+	219,079
5,640	Rogers Corp. *+	186,063
7,238	Standard Microsystems Corp. *+	197,235
		8,252,088

	MATERIALS - 3.2%
7,290	Ashland, Inc. +	370,915
7,144	Eastman Chemical Co. +	555,875
18,445	Harry Winston Diamond Corp. *+	233,698
4,484	Schnitzer Steel Industries, Inc. +	255,993
		1,416,481

	TELECOMMUNICATION SERVICES - 4.4%
28,440	AT&T, Inc. +	790,347
10,881	Rogers Communications, Inc. +	385,405
31,230	Vodafone Group PLC - ADR +	782,624
		1,958,376

	UTILITIES -1.6%
16,380	OGE Energy Corp. +	729,074
		729,074

	TOTAL COMMON STOCKS
	(Cost $32,345,585)	41,492,388

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS -  As of November 30, 2010

Number
of Shares		Value
	EXCHANGE TRADED FUNDS - 2.6%
38,790	Financial Select Sector SPDR Fund+	$560,903
10,678	SPDR KBW Regional Banking +	240,469
6,726	SPDR S&P Semiconductor +	344,640
	TOTAL EXCHANGE TRADED FUNDS
	(Cost $1,022,645)	1,146,012

Prinicipal
Amount		Value
	SHORT TERM INVESTMENTS - 8.9%
$3,984,900	UMB Money Market Fiduciary, 0.01%‡+	3,984,900
	TOTAL SHORT TERM INVESTMENTS
	(Cost $3,984,900)	3,984,900

	TOTAL INVESTMENTS - 104.2%
	(Cost $37,353,130)	46,623,300
	Liabilities in excess of Other Assets - (4.2%)	(1,883,901)
	TOTAL NET ASSETS - 100%	$44,739,399

Number
of Shares		Value

SECURITIES SOLD SHORT
	COMMON STOCKS - 93.2%
	CONSUMER DISCRETIONARY - 17.4%
32,984	American Eagle Outfitters, Inc.	544,236
10,640	Apollo Group, Inc. - Class A *	361,760
10,340	Choice Hotels International, Inc.	385,165
9,044	Citi Trends, Inc. *	214,252
24,120	DISH Network Corp. - Class A *	443,567
14,364	Family Dollar Stores, Inc.	721,073
18,990	Garmin Ltd.	549,950
11,700	K-Swiss, Inc. - Class A *	146,484
38,520	Lowe's Cos., Inc.	874,404
10,710	Lululemon Athletica, Inc. *	574,270
15,998	Nordstrom, Inc.	684,714
465	NVR, Inc. *	288,291
16,745	Pulte Group, Inc. *	104,824
29,481	Staples, Inc.	648,877
15,470	Thomson Reuters Corp.	562,489
5,092	Toyota Motor Corp. - ADR	395,598
6,204	Yum! Brands, Inc.	310,696
		7,810,650

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS -  As of November 30, 2010

Number
of Shares		Value
	CONSUMER STAPLES - 13.7%
22,860	Campbell Soup Co.	$774,954
12,834	Clorox Co.	793,269
7,380	Coca-Cola Co.	466,195
24,814	ConAgra Foods, Inc.	533,005
11,730	Costco Wholesale Corp.	793,065
17,856	Kellogg Co.	879,051
9,765	Kimberly-Clark Corp.	604,356
6,570	Lorillard, Inc.	522,840
3,690	Ralcorp Holdings, Inc. *	228,485
17,850	Sysco Corp.	518,007
		6,113,227

	ENERGY - 0.7%
9,095	Overseas Shipholding Group, Inc.	318,052
		318,052

	FINANCIALS - 1.9%
53,720	Banco Santander S.A. - ADR	516,786
25,740	BancorpSouth, Inc.	330,759
		847,545

	HEALTH CARE - 17.0%
23,670	Aetna, Inc.	701,105
11,970	Alere, Inc. *	381,963
15,048	Align Technology, Inc. *	263,190
11,475	Amsurg Corp. *	210,911
10,200	AstraZeneca PLC - ADR	478,686
4,484	Baxter International, Inc.	217,698
6,480	Becton Dickinson and Co.	504,986
12,122	Charles River Laboratories International, Inc. *	395,783
16,660	Conceptus, Inc. *	219,079
10,795	DaVita, Inc. *	784,797
11,932	DENTSPLY International, Inc.	368,937
13,320	GlaxoSmithKline PLC	509,890
7,380	Humana, Inc. *	413,575
7,828	LHC Group, Inc. *	207,051
11,900	Mindray Medical International Ltd. - ADR	312,375
13,855	Omnicare, Inc.	319,496
31,590	Pfizer, Inc.	514,601
17,595	Pharmaceutical Product Development, Inc.	438,467
16,834	VCA Antech, Inc. *	367,739
		7,610,329

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS -  As of November 30, 2010

Number
of Shares		Value
	INDUSTRIALS - 18.3%
36,360	ABB Ltd. - ADR	$703,930
51,750	AMR Corp. *	442,980
24,966	Arkansas Best Corp.	615,037
11,628	Cintas Corp.	310,991
4,218	Fastenal Co.	225,747
6,460	General Dynamics Corp.	426,941
12,920	Granite Construction, Inc.	327,780
25,200	Heartland Express, Inc.	389,340
14,326	Huron Consulting Group, Inc. *	325,344
14,960	Ingersoll-Rand PLC	613,360
27,208	Iron Mountain, Inc.	604,290
9,500	ITT Corp.	437,000
5,700	Lockheed Martin Corp.	387,828
13,452	PACCAR, Inc.	724,525
24,840	Pitney Bowes, Inc.	544,990
16,745	Republic Services, Inc.	471,204
7,802	Valmont Industries, Inc.	630,870
		8,182,157

	INFORMATION TECHNOLOGY - 17.3%
69,445	Advanced Micro Devices, Inc. *	506,254
8,091	ASML Holding NV	264,009
22,590	CA, Inc.	517,085
3,230	Citrix Systems, Inc. *	214,537
8,740	Cree, Inc. *	569,673
42,300	Dell, Inc. *	559,206
4,066	DST Systems, Inc.	174,269
44,370	Emulex Corp. *	502,268
26,784	Flextronics International Ltd. *	194,184
5,586	Infosys Technologies Ltd. - ADR	369,514
18,720	Logitech International S.A. *	361,670
37,910	National Semiconductor Corp.	506,099
31,705	NVIDIA Corp. *	431,188
10,625	Renaissance Learning, Inc.	125,056
16,261	SAP AG- ADR	763,129
10,030	Silicon Laboratories, Inc. *	426,074
43,431	Taiwan Semiconductor Manufacturing Co., Ltd. - ADR	466,883
55,080	Telefonaktiebolaget LM Ericsson - ADR	568,426
16,926	Teradyne, Inc. *	200,742
		7,720,266

	MATERIALS - 2.2%
3,306	Compass Minerals International, Inc.	273,076
4,408	Praxair, Inc.	405,756
16,926	Titanium Metals Corp. *	292,312
		971,144

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS -  As of November 30, 2010

Number
of Shares		Value
	TELECOMMUNICATION SERVICES - 3.2%
3,384	Telefonica S.A. – ADR	$216,576
55,980	Telefonos de Mexico SAB de CV- ADR	895,680
9,870	Verizon Communications, Inc.	315,939
		1,428,195

	UTILITIES - 1.5%
17,383	Exelon Corp.	684,369
		684,369

	TOTAL COMMON STOCKS
	(Proceeds $39,408,262)	41,685,934

	EXCHANGE TRADED FUNDS - 5.4%
13,305	iShares Dow Jones US Technology Sector Index Fund	810,807
7,380	SPDR S&P 500 ETF Trust	874,382
12,236	SPDR S&P Metals & Mining	747,620
	TOTAL EXCHANGE TRADED FUNDS	2,432,809
	(Proceeds $2,248,362)

	TOTAL SECURITIES SOLD SHORT - 98.6%
	(Proceeds $41,656,624)	$44,118,743

ADR	American Depository Receipt
PLC	Public Limited Company

* Non-income producing security
+ Long security positions with a value of $46,623,299 have been segregated in connection with securities sold short.
‡ The rate is the annualized seven-day yield at period end.

See Notes to Financial Statements

Zacks Market Neutral Fund
SCHEDULE OF INVESTMENTS -  As of November 30, 2010

Sector Representation as of 11/30/10 (% of net assets)

% of Total
Sector Breakdown	Net Assets
Industrials	20.2%
Information Technology	18.4%
Health Care	16.1%
Consumer Discretionary	15.7%
Consumer Staples	12.5%
Telecommunication Services	4.4%
Materials	3.2%
Exchange-Traded Funds	2.6%
Utilities	1.6%
Financials	0.6%
Short Term Investments	8.9%
Total Investments	104.2%
Liabilities in excess of Other Assets	-4.2%
Total Net Assets	100.0%

See Notes to Financial Statements

Zacks Funds
STATEMENTS OF ASSETS AND LIABILITIES
As of November 30, 2010

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Assets
Investments in securities, at value (cost $16,747,070 and $37,353,130)	$20,336,427	$46,623,300
Cash	-	2,131,516
Cash deposited with broker for securities sold short	-	40,142,364
Receivables:
Securities sold	332,401	1,752,199
Fund shares sold	6,838	56,161
Dividends and interest	47,641	86,181
Prepaid expenses	15,345	13,503
Total assets	20,738,652	90,805,224

Liabilities
Securities sold short, at value (proceeds $41,656,624)	-	44,118,743
Payables:
Investment securities purchased	196,556	1,460,075
Dividends and interest on securities sold short	-	106,032
Fund shares redeemed	43,851	237,186
Advisory fees	4,460	37,860
Distribution and service plan fees	9,492	12,578
Administration fees	3,959	7,560
Custody fees	1,800	5,823
Fund accounting fees	7,323	13,823
Tranfer agent fees	12,313	30,559
Trustees fees	856	2,115
Accrued expenses and other liabilities	13,501	33,471
Total liabilities	294,111	46,065,825

Net Assets	$20,444,541	$44,739,399

Composition of Net Assets
Capital (par value of $0.01 per share with an unlimited number of shares authorized)	$23,467,892	$61,176,036
Accumulated net realized loss on investments	(6,612,708)	(23,244,688)
Net unrealized appreciation on investments	3,589,357	6,808,051
Net Assets	$20,444,541	$44,739,399

Maximum Offering Price per Share
Class A Shares:
Net assets applicable to shares outstanding	$14,912,149	$41,240,834
Shares of beneficial interest issued and outstanding	1,035,919	3,193,592
Redemption price	14.40	12.91
Maximum sales charge (5.75%* of offering price)	0.88	0.79
Maximum offering price to public	$15.28	$13.70

Class C Shares:
Net assets applicable to shares outstanding	$5,532,392	$3,498,565
Shares of beneficial interest issued and outstanding	398,196	275,689
Offering and redemption price	$13.89	$12.69

* On sales of $50,000 or more, the sales charge will be reduced.

See Notes to Financial Statements

Zacks Funds
STATEMENTS OF OPERATIONS
For the Year Ended November 30, 2010

	Zacks Multi-Cap	Zacks Market
	Opportunities Fund	Neutral Fund
Investment Income
Dividends (net of foreign withholding taxes of $1,404 and $5,897, respectively)	$408,635	$1,164,548
Interest	110	1,535
Total income	$408,745	$1,166,083

Expenses
Advisory fee	202,463	705,352
Distribution (12b-1) and service fees
Class A	42,108	146,935
Class C	56,527	53,488
Administration fee	39,000	75,661
Transfer agent fees and expenses	48,521	111,956
Fund accounting fees and expenses	41,560	70,206
Legal fees	18,207	33,429
Registration fees	38,301	43,941
Audit fees	7,508	23,992
Custody	18,641	28,416
Printing	17,774	31,550
Trustees' fees and expenses	6,059	9,381
Insurance	2,425	4,987
CCO fees	4,770	4,711
Miscellaneous	1,706	6,750

Total expenses	545,570	1,350,755
Advisory fee waived	(131,993)	(252,611)
Dividend and interest expense on securities sold short	-	1,500,590
Net expenses	413,577	2,598,734
Net investment loss	(4,832)	(1,432,651)

Realized and Unrealized Gain (Loss) on Investments
Net realized gain (loss) on investments
Long positions	$2,500,751	$14,677,198
Sold short	-	(14,096,495)
	2,500,751	580,703
Net unrealized appreciation (depreciation)
Long positions	(352,421)	(3,851,017)
Sold short	-	4,061,673
	(352,421)	210,656

Net realized and unrealized gain on investments	2,148,330	791,359

Net Increase (Decrease) in Net Assets from Operations	$2,143,498	$(641,292)

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended	For the Year Ended
	November 30, 2010	November 30, 2009
INCREASE IN NET ASSETS FROM:
Operations
Net investment income (loss)	$(4,832)	$77,543
Net realized gain (loss) on investments	2,500,751	(4,298,376)
Net change in unrealized appreciation (depreciation) on investments	(352,421)	8,120,511
Net increase in net assets resulting from operations	2,143,498	3,899,678

Distributions to Shareholders
From net investment income
Class A	(68,238)	-
Class C	-	-
Total distributions to shareholders	(68,238)	-

Capital Transactions
Net proceeds from shares sold	5,995,411	35,949,781
Reinvestment of distributions	67,086	-
Cost of shares repurchased	(13,317,286)**	(35,204,515	)**
Net change in net assets from capital transactions	(7,254,789)	745,266

Total increase (decrease) in net assets	(5,179,529)	4,644,944

Net Assets
Beginning of period	25,624,070	20,979,126
End of period	$20,444,541	$25,624,070

Accumulated net investment income (loss)	$-	$-

** Net of redemption fee proceeds of $1,326 and $4,769, respectively.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
STATEMENT OF CHANGES IN NET ASSETS

	For the Year Ended		For the Year Ended
	November 30, 2010		November 30, 2009
DECREASE IN NET ASSETS FROM:
Operations
Net investment loss	$(1,432,651)		$(2,885,868)
Net realized gain (loss) on investments	580,703		(23,480,829)
Net change in unrealized appreciation on investments	210,656		6,850,729
Net decrease in net assets resulting from operations	(641,292)		(19,515,968)

Distributions to Shareholders
From net realized gain on investment
Class A	-		(506,424)
Class C	-		(49,746)
Total distributions to shareholders	-		(556,170)

Net proceeds from shares sold	15,308,561		121,119,163
Reinvestment of distributions	-		320,410
Cost of shares repurchased	(70,745,318	) **	(146,853,051	) **
Net change in net assets from capital transactions	(55,436,757)		(25,413,478)

Total decrease in net assets	(56,078,049)		(45,485,616)

Net Assets
Beginning of period	100,817,448		146,303,064
End of period	$44,739,399		$100,817,448

Accumulated net investment income (loss)	$-		$-

  * Commencement of investment operations.

** Net of redemption fee proceeds of $2,769 and $12,851, respectively.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
For the Year Ended November 30, 2010

Cash Flows from Operating Activities:
Net Decrease in net assets resulting from operations	$(641,292)
Adjustments to reconcile net increase in net assets resulting from operations to net cash used in operating activities:
Purchase of investment securities	(46,840,671)
Proceeds from sale of investment securities	104,232,512
Proceeds from short sale	(137,209,275)
Closed short transactions	82,109,965
Sale of short-term investment, net	6,430,182
Increase in deposits with brokers for short sales	48,741,877
Decrease in dividends payables on securities sold short	(72,586)
Increase in dividends and interest receivables	76,894
Increase in receivables for securities sold	4,222,182
Increase in other assets	3,001
Decrease in payables for securities purchased	(3,779,745)
Increase in accrued expenses	20,773
Net realized loss on investments	(580,703)
Unrealized depreciation on securities	(210,656)
Net cash from operating activities	56,502,458

Cash Flows from financing activities:
Proceeds from shares sold	15,357,011
Payment on shares redeemed	(70,783,062)
Cash distributions paid	-
Net cash used from financing activities	(55,426,051)

Net Increase in Cash	1,076,407

Cash:
Beginning balance	1,055,109
Ending balance	$2,131,516

See Notes to Financial Statements

Zacks Funds
Zacks Multi-Cap Opportunities Fund
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
Share Outstanding Throughout the Period

	Net Asset Value Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments	Total from Investment Operations	Distribution from Net Investment Income	Distribution from Net Realized Gains	Net Asset Value End of Period
Class A
11/30/2010	$12.95	$(0.00)[a]	$1.50	$1.50	$(0.05)	$—	$14.40
11/30/2009	11.22	0.06	1.67	1.73	—	—	12.95
11/30/2008	18.94	(0.01)[a]	(6.42)	(6.43)	—	(1.29)	11.22
11/30/2007*	16.56	(0.06)	2.44	2.38	—	—	18.94
12/5/2005+ to 11/30/2006*	15.00	(0.04)[a]	1.60	1.56	—	—	16.56

Class C
11/30/2010	$12.55	$(0.00)[a]	$1.34	$1.34	$—	$—	$13.89
11/30/2009	10.95	(0.03)	1.63	1.60	—	—	12.55
11/30/2008	18.64	(0.05)[a]	(6.35)	(6.40)	—	(1.29)	10.95
11/30/2007*	16.43	(0.26)	2.47	2.21	—	—	18.64
12/5/2005+ to 11/30/2006*	15.00	(0.15)[a]	1.58	1.43	—	—	16.43

	Total Return#	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets^	Ratio of Gross Expenses to Average Net Assets^	Ratio of Net Investment Income (Loss) to Average Net Assets^	Portfolio Turnover Rate#
Class A
11/30/2010	11.58%	$14,912	1.65%	2.24%	0.17%	64%
11/30/2009	15.42%	19,577	1.65%	2.07%	0.40%	132%
11/30/2008	(36.40)%	18,280	1.65%	2.14%	(0.09)%	116%
11/30/2007*	14.37%	1,131	1.65%	16.27%	(0.37)%	69%
12/5/2005+ to 11/30/2006*	10.40%	917	1.65%	41.38%	(0.29)%	93%

Class C
11/30/2010	10.68%	$5,532	2.40%	2.99%	(0.58)%	64%
11/30/2009	14.61%	6,047	2.40%	2.82%	(0.31)%	132%
11/30/2008	(36.86)%	2,699	2.40%	2.89%	(0.84)%	116%
11/30/2007*	13.45%	299	2.40%	16.39%	(1.16)%	69%
12/5/2005+ to 11/30/2006*	9.53%	418	2.40%	42.13%	(1.04)%	93%

+  Commencement of operations.

*   Zacks Investment Management, Inc. (“Zacks”) serves as the Fund’s advisor effective December 1, 2007.  Claymore Advisors, LLC served as the investment advisor and Zacks served as the sub-advisor from December 5, 2005 to November 30, 2007.

# Total Return would have been lower had certain expenses not been waived or reimbursed by the Advisor.   Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown do not include payment of maximum sales charge of 5.75% on Class A shares or contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06).  If the sales charge was included total returns would be lower.

^   Ratios for period of less than one year have been annualized.

a   Based on average shares outstanding during the period.

See Notes to Financial Statements

Zacks Funds
Zacks Market Neutral Fund
FINANCIAL HIGHLIGHTS

Per Share Operating Performance
Share Outstanding Throughout the Period

	Net Asset Value Beginning of Period	Net Investment Income/ (Loss)	Net Realized and Unrealized Gain/(Loss) on Investments		Total from Investment Operations		Distribution from Net Investment Income	Distribution from Net Realized Gains	Net Asset Value End of Period
Class A
11/30/2010	$12.99	$(0.30)[a]	$0.22		$(0.08)		$—	$—	$12.91
11/30/2009	14.66	(0.37)	(1.24)		(1.61)		(0.06)	—	12.99
7/24/2008+ to 11/30/2008	15.00	(0.05)[a]	(0.29)		(0.34)		—	—	14.66

Class C
11/30/2010	$12.86	$(0.30)[a]	$0.13		$(0.17)		$—	$—	$12.69
11/30/2009	14.63	(0.43)	(1.28)		(1.71)		(0.06)	—	12.86
7/24/2008+ to 11/30/2008	15.00	(0.08)[a]	(0.29)		(0.37)		—	—	14.63

	Total Return#	Net Assets End of Period (000)	Ratio of Net Expenses to Average Net Assets^		Ratio of Gross Expenses to Average Net Assets^		Ratio of Net Investment Income (Loss) to Average Net Assets^	Portfolio Turnover Rate#
Class A
11/30/2010	(0.62)%	$41,241	3.99%[b]		4.38%[b]		(2.17)%	79%
11/30/2009	(10.96)%	91,846	3.04%[b]		3.13%[b]		(1.84)%	227%
7/24/2008+ to 11/30/2008	(2.27)%	137,450	2.20	% [b]	2.27	% [b]	(1.02)%	25%

Class C
11/30/2010	(1.32)%	$3,499	4.74%[b]		5.13%[b]		(2.94)%	79%
11/30/2009	(11.66)%	8,971	3.79%[b]		3.88%[b]		(2.59)%	227%
7/24/2008+ to 11/30/2008	(2.47)%	8,853	2.93	% [b]	3.00	% [b]	(1.76)%	25%

+  Commencement of operations.

#  Total Return would have been lower had certain expenses not been waived or reimbursed by the Advisor.   Returns shown do not reflect the deduction of taxes that a shareholder would pay on Fund distributions or the redemption of Fund shares.  Returns shown do not include payment of maximum sales charge of 5.75% on Class A shares or contingent deferred sales charge (“CDSC”) of 1% on certain redemptions of Class C shares made within one year of purchase and 0.50% if redeemed during months 13-18 (applicable to shares purchased after 3/31/06).  If the sales charge was included total returns would be lower.

^   Ratios for period of less than one year have been annualized.

a   Based on average shares outstanding during the period.

b  Includes dividend and interest expense on securities sold short.  If dividend and interest expense was excluded, the ratio of net expenses to average net assets would have been 1.65% for Class A shares and 2.40% for Class C shares.

See Notes to Financial Statements

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010

Note 1 – Organization:
Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund  (each a “Fund” and collectively the ‘‘Funds’’) are organized as a diversified series of Investment Manager Series Trust (formerly, Claymore Trust), a Delaware statutory trust (the “Trust”) which is registered as an open-end management investment company under the Investment Company Act of 1940, as amended (the “1940 Act”).

Zacks Multi-Cap Opportunities Fund’s primary investment objective is to provide capital appreciation and, to a lesser extent, income through dividends. The Fund will invest primarily in a diversified portfolio of equity securities.  The Fund commenced investment operations on December 5, 2005, with two classes of shares, Class A and Class C.

Zacks Market Neutral Fund’s primary investment objective is to generate positive returns in  both rising and falling equity markets. The Fund will simultaneously invest in long and short equity positions to minimize portfolio exposure to general equity market risk.  The Fund commenced investment operations on July 24, 2008, with two classes of shares, Class A and Class C.

Note 2 – Accounting Policies:
The following is a summary of significant accounting policies consistently followed by the Funds in the preparation of its financial statements.  The preparation of financial statements in conformity with accounting principles  generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements.  Actual results could differ from these estimates.

(a) Valuation of Investments
The Funds value equity securities at the last reported sale price on the principal exchange or in the principal OTC market in which such securities are traded, as of the close of regular trading on the NYSE on the day the securities are being valued or, if there are no sales, at the mean between the last available bid and asked prices on that day.  Securities traded on the NASDAQ Global Market, the NASDAQ Global Select Market and the NASDAQ Capital Market are valued at the NASDAQ Official Closing Price (“NOCP”), which may not necessarily represent the last sale price.  Debt securities are valued at the mean between the last available bid and asked prices for such securities, or if such prices are not available, at prices for securities of comparable maturity, quality and type.  All other types of securities, including restricted securities and securities for which market quotations are not readily available, are valued at fair value as determined in accordance with procedures established in good faith by the Board of Trustees.  Short-term securities with remaining maturities of sixty days or less are valued at amortized cost, which approximates market value.

Short Sales – The Zacks Market Neutral Fund may engage in short sales that are “uncovered”.  Uncovered short sales are transactions under which a Fund sells a security it does not own.  To complete such a transaction, the Fund must borrow the security to make delivery to the buyer.  The Fund then is obligated to replace the security borrowed by purchasing the security at the market price at the time of replacement.  The price at such time may be more or less than the price at which the security was sold by the Fund.  Until the security is replaced, the Fund is required to pay the lender amounts equal to dividend or interest that accrue during the period of the loan which is recorded as an expense on the Statement of Operations.  To borrow the security, the Fund also may be required to pay a premium, which would decrease proceeds of the security sold.  The proceeds of the short sale will be retained by the broker, to the extent necessary to meet margin requirements, until the short position is closed out. A gain, limited to the price at which the Fund sells the security short, or a loss, potentially unlimited in size, will be recognized upon the closing of a short sale.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 – continued

(b) Investment Transactions, Investment Income and Expenses
Investment transactions are accounted for on the trade date. Realized gains and losses on investments are determined on the identified cost basis.  Dividend income is recorded net of applicable withholding taxes on the ex-dividend date and interest income is recorded on an accrual basis.  Withholding taxes on foreign dividends have been provided for in accordance with the company’s understanding of the applicable country’s tax rules and rates.  Discounts or premiums on debt securities are accreted or amortized to interest income over the lives of the respective securities using the effective interest method.  Income and expenses of the Fund are allocated on a pro rata basis to each class of shares, except for distribution and service fees which are unique to each class of shares.  Expenses incurred by the Trust with respect to more than one Fund are allocated in proportion to the net assets of each Fund except where allocation of direct expenses to each Fund or an alternative allocation method can be more appropriately made.

(c) Federal Income Taxes
The Fund's policy is to comply with the requirements of Subchapter M of the Internal Revenue Code that  are applicable to regulated investment companies and to distribute substantially all investment company  taxable income and net capital gain to shareholders in a manner which results in no tax cost  to the Fund.  Therefore, no federal income tax provision is required.

(d) Distributions to Shareholders
The Funds declare and pay dividends at least annually from net investment income and from net realized gains, if any.  Distributions to shareholders are recorded on the ex-dividend date.  The amount and timing of distributions are determined in accordance with federal income tax regulations, which may differ from U.S. generally accepted accounting principles.

The character of distributions made during the year from net investment income or net realized gain may differ from the characterization for federal income tax purposes due to differences in the recognition of income, expense and gain/(loss) items for financial statement and tax purposes.  Where appropriate, reclassifications between net asset accounts are made for such differences that are permanent in nature.

(e) Accounting Standards
Accounting for Uncertainty in Income Taxes (the “Income Tax Statement”) requires an evaluation of tax positions taken (or expected to be taken) in the course of preparing a Fund’s tax returns to determine whether these positions meet a “more-likely-than-not” standard that, based on the technical merits, have a more than fifty percent likelihood of being sustained by a taxing authority upon examination. A tax position that meets the “more-likely-than-not” recognition threshold is measured to determine the amount of benefit to recognize in the financial statements. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statements of Operations.

The Income Tax Statement requires management of the Fund to analyze the open tax years of 2007 to 2009, or expected to be taken in the Fund’s 2010 tax returns, as defined by IRS statute of limitations for all major jurisdictions, including federal tax authorities and certain state tax authorities. As of and during the fiscal year ended November 30, 2010, the Fund did not have a liability for any unrecognized tax benefits. The Fund has no examination in progress and is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months.

Note 3 - Investment Advisory Agreement and Other Agreements:
The Trust, on behalf of the Funds,  entered into an Investment Advisory Agreement (the “Agreement”) with Zacks Investment Management, Inc. (the “Advisor”).  Under the terms of the Agreement, the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund pay a monthly investment advisory fee to the Advisor at the annual rate of 0.90% and 1.10% respectively, of each Funds’ average daily net assets.  The Advisor has contractually agreed to waive their fee and, if necessary, to reimburse other operating expenses in order to limit total annual operating expenses to 1.65% and 2.40% of each Funds’ average daily net assets for Class A Shares and Class C Shares, respectively through March 31, 2012.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 – continued

For the year ended November 30, 2010, the Advisor waived $131,993 of its advisory fees for the Zacks Multi-Cap Opportunities Fund and $252,611 for the Zacks Market Neutral Fund.  For a period of five years subsequent to the Funds’ commencement of operations, the Advisor may recover from each Fund fees and expenses previously waived or reimbursed during the prior three years, if the Funds’ expense ratio, including the recovered expenses, falls below the expense limit in effect at the time of such waiver or reimbursement.  At November 30, 2010, the amounts of these potentially recoverable expenses were $320,134 and $410,295 for the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund, respectively.  As of May 31, 2010, the Advisor may recapture a portion of the following amounts no later than the dates stated below:

	Multi-Cap Opportunities Fund	Market Neutral Fund
November 30, 2011	$73,881	$17,000
November 30, 2012	$114,260	$140,684
November 30, 2013	$131,993	$252,611

Grand Distribution Services, LLC (“GDS”) serves as the Funds’ Distributor; UMB Fund Services, Inc. (“UMBFS”), an affiliate of GDS, serves as the Funds’ fund accountant and co-administrator; and Mutual Fund Administration Corporation (“MFAC”) serves as the Funds’ other co-administrator. UMBFS also serves as the Funds’ transfer agent and UMB Bank, n.a. (“UMBNA”), an affiliate of UMBFS, serves as the Funds’ custodian.

The amount of net selling commissions from the Funds’ Class A Shares and deferred sales charges from the Funds’ Class C  Shares retained by the Distributor, Advisor and/or a broker-dealer affiliated with the Advisor for the year ended November 30, 2010 were as follows:

	Class A Net Selling Commissions	Class C Deferred Sales Charges
Multi-Cap Opportunities Fund	$5,251	$6,503
Market Neutral Fund	732	23,231

Certain trustees and officers of the Trust are employees of UMBFS or MFAC. The Funds do not compensate trustees and officers affiliated with the Funds’ co-administrators.  For the year ended November 30, 2010, the Funds’ allocated fees accrued for non-interested Trustees are reported on the Statements of Operations.

Cipperman & Co provides Chief Compliance Officer (“CCO”) services to the Trust.  The Funds’ allocated fees accrued for CCO services for the year ended November 30, 2010 are reported on the Statements of Operations.

Note 4 - Federal Income Taxes:
As of November 30, 2010, the Multi-Cap Opportunities Fund had a capital loss carry forward of $6,130,479, of which $1,396,035 expires on November 30, 2016 and $4,734,444 expires on November 30, 2017.  The Fund also utilized $1,464,395 of its capital loss carryforward during the year ended November 30, 2010.

As of November 30, 2010, the Market Neutral Fund had a capital loss carry forward of $22,507,556, of which $20,773,920 expires on November 30, 2017 and $1,733,636 expires on November 30, 2018.

Capital losses incurred after October 31 ("post-October" losses) within the taxable year are deemed to arise on the first day of the Fund's next taxable year.  As of November 30, 2010, the Market Neutral Fund had $13,547 of post-October losses which are deferred until December 1, 2010 for tax purposes.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 – continued

Accounting principals generally accepted in the United States require that certain components of net assets be reclassified between financial and tax reporting.  These reclassifications have no effect on net assets or net asset value per share.  For the year ended November 30, 2010, permanent differences in book and tax accounting have been reclassified to paid-in capital, undistributed net investment income and accumulated realized loss as follows:

	Increase (Decrease)
	Paid in Capital	Undistributed Net Investment Income	Accumulated Realized Gains
Zacks Multi-Cap Opportunities Fund	$(14,081)	$5,081	$9,000
Zacks Market Neutral Fund	(1,418,299)	1,432,651	(14,352)

At November 30, 2010, the cost of securities and proceeds from securities sold short, on a tax basis and gross unrealized appreciation and depreciation on investments and securities sold short for federal income tax purposes were as follows:

	Zacks Multi-Cap
	Opportunities Fund	Zacks Market Neutral Fund

Cost of Investments	$17,229,299	$37,595,692

Proceeds from securities sold short	$-	$(41,175,601)

Gross unrealized appreciation	$3,450,743	$10,996,761
Gross unrealized depreciation	(343,615)	(4,912,295)
Net unrealized appreciation on investments and securities sold short	$3,107,128	$6,084,466

The difference between cost amounts for financial statement and federal income tax purposes is due primarily to timing differences in recognizing certain gains and losses in security transactions and wash sales.

As of November 30, 2010 the components of accumulated earnings (deficit) on a tax basis were as follows:

	Zacks Multi-Cap
	Opportunities Fund	Zacks Market Neutral Fund

Undistributed ordinary income	$-	$-
Undistributed long-term gains	-	-
Tax accumulated earnings	-	-
Accumulated capital and other losses	$(6,130,479)	$(22,521,103)

Unrealized appreciation on investments	3,107,128	6,084,466

Total accumulated earnings (deficit)	$(3,023,351)	$(16,436,637)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 – continued

The tax character of distributions paid during the fiscal year ended November 30, 2010 and fiscal year ended November 30, 2009 were as follows:

	Multi-Cap Opportunities Fund		Market Neutral Fund

	11/30/10	11/30/09	11/30/10	11/30/09
Distribution paid from:
Ordinary income	$68,238	$-	$-	$556,170
Long-term capital gains	-	-	-	-
Total Distributions	$68,238	$-	$-	$556,170

Note 5 - Capital Transactions:
Capital transactions for Zacks Multi-Cap Opportunities Fund were as follows:

	For the year ended		For the year ended
	November 30, 2010		November 30, 2009
	Shares	Value	Shares	Value
Subscriptions:
Class A	377,502	$5,114,497	2,854,834	$32,062,957
Class C	67,081	880,914	354,110	3,886,824
Total Subscriptions	444,583	$5,995,411	3,208,944	$35,949,781

Shares Issued on Reinvestment of Distributions:
Class A	5,025	$67,086	-	$-
Class C	-	-	-	-
Total Shares Issued on Reinvestment of Distributions	5,025	$67,086	-	$-

Repurchases:
Class A	(857,822)	$(11,360,042)	(2,973,478)	$(33,923,490)
Class C	(150,607)	(1,957,244)	(118,826)	(1,281,025)
Total Repurchases	(1,008,429)	$(13,317,286)	(3,092,304)	$(35,204,515)

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 – continued

Capital transactions for Zacks Market Neutral Fund were as follows:

	For the year ended		For the year ended
	November 30, 2010		November 30, 2009
	Shares	Value	Shares	Value
Subscriptions:
Class A	1,145,838	$14,796,508	7,949,328	$112,995,797
Class C	40,214	512,053	571,460	8,123,366
Total Subscriptions	1,186,052	$15,308,561	8,520,788	$121,119,163

Shares Issued on Reinvestment of Distributions:
Class A	-	$-	21,040	$273,937
Class C	-	-	3,600	46,473
Total Shares Issued on Reinvestment of Distributions	-	$-	24,640	$320,410

Repurchases:
Class A	(5,023,956)	$(64,849,086)	(10,271,586)	$(140,389,495)
Class C	(462,197)	(5,896,231)	(482,552)	(6,463,556)
Total Repurchases	(5,486,153)	$(70,745,318)	(10,754,138)	$(146,853,051)

The Funds may impose a redemption fee of 2.00% of the total redemption amount on all shares redeemed or exchanged within 30 days of purchase or exchange into the Funds.  The redemption fee is paid directly to the Funds and is designed to encourage long-term investment and to offset transaction and other costs associated with short-term or excessive trading. For the year ended November 30, 2010, the Zacks Multi-Cap Opportunities Fund received $1,326 in redemption fees and the Zacks Market Neutral Fund received $2,769 in redemption fees.

Note 6 - Investment Transactions:
For the year ended November 30, 2010,  purchases and sales of investments, excluding short-term investments, were as follows:

Fund	Purchases	Sales
Zacks Multi-Cap Opportunities Fund	$13,892,275	$21,296,613
Zacks Market Neutral Fund	46,841,875	104,228,842

Note 7 - Distribution and Service Plan:
The Funds have adopted a distribution and service plan (the “Plan”) with respect to its Class A Shares and Class C Shares pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Funds pay distribution fees in connection with the sale and distribution of its shares and pays service fees in connection with the provision of services to shareholders of each class and the maintenance of shareholder accounts. Annual fees under the Plan, of up to .25% of Class A average daily net assets and up to 1.00% of Class C average daily net assets, are accrued daily. The 12b-1 plan is used to induce or compensate financial intermediaries to provide distribution and/or services to the Funds and their shareholders.

For the year ended November 30, 2010, distribution and service fees incurred are disclosed on the Statement of Operations.

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 – continued

Note 8 – Indemnifications:
In the normal course of business, the Funds enter into contracts that contain a variety of representations, which provide general indemnifications. The Funds’ maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Funds that have not yet occurred.  However, the Funds expect the risk of loss to be remote.

Note 9 – Fair Value Measurements and Disclosure:
Fair Value Measurements and Disclosures defines fair value, establishes a framework for measuring fair value in accordance with GAAP, and expands disclosure about fair value measurements.  It also provides guidance on determining when there has been a significant decrease in the volume and level of activity for an asset or liability, when a transaction is not orderly, and how that information must be incorporated into a fair value measurement.

Under Fair Value Measurements and Disclosures, various inputs are used in determining the value of the Fund’s investments.  These inputs are summarized into three broad levels as described below:

•	Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that a Fund has the ability to access.

•
Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

•
Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities. The following is a summary of the inputs used, as of November 30, 2010, in valuing the Funds' assets carried at fair value:

Zacks Multi-Cap Opportunities Fund
	Level 1	Level 2*	Level 3*	Total
Investments in Securities
Common Stock[1]	$18,883,401	-	-	$18,883,401
Exchange-Traded Funds	1,207,776	-	-	1,207,776
Short-Term Investments	245,250	-	-	245,250
Total Investments in Securities	$20,336,427	-	-	$20,336,427
Totals	$20,336,427	-	-	$20,336,427

Zacks Funds
NOTES TO FINANCIAL STATEMENTS
November 30, 2010 – continued

Zacks Market Neutral Fund
	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Long
Common Stock[1]	$41,492,387	-	-	$41,492,387
Exchange-Traded Funds	1,146,012	-	-	1,146,012
Short-Term Investments	3,984,900	-	-	3,984,900
Total Investments in Securities	$46,623,299	-	-	$46,623,299
Totals	$46,623,299	-	-	$46,623,299

Zacks Market Neutral Fund
	Level 1	Level 2*	Level 3*	Total
Investments in Securities - Short
Common Stock[1]	$41,685,934	-	-	$41,685,934
Exchange-Traded Funds	2,432,809	-	-	2,432,809
Total Investments in Securities	$44,118,743	-	-	$44,118,743
Totals	$44,118,743	-	-	$44,118,743

* The Fund did not hold any level 2 or level 3 securities during the period.

1 All common stocks held in the Fund are Level 1 securities. For a detailed break-out of common stocks by major industry classification, please refer to the Schedule of Investments.

Note 10 – Derivative and Hedging Disclosure:
Derivatives and Hedging requires enhanced disclosures about the Funds’ derivative and hedging activities, including how such activities are accounted for and their effects on the Funds’ financial position, performance and cash flows. The Funds did not hold any securities requiring disclosure.

Note 11 – Improving Disclosures about Fair Value Measurements
In January 2010, Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update “Improving Disclosures about Fair Value Measurements” (“ASU”). The ASU requires enhanced disclosures about a) transfers into and out of Levels 1 and 2, and b) purchases, sales, issuances, and settlements on a gross basis relating to Level 3 measurements.  The first disclosure is effective for the first reporting period beginning after December 15, 2009, and for interim periods within those fiscal years.  There were no significant transfers into and out of Levels 1 and 2 during current period presented.

The second disclosure will become effective for fiscal years beginning after December 15, 2010, and for interim periods within those fiscal years.  Management is currently evaluating the impact this disclosure may have on the Funds’ financial statements.

Note 12 – Events Subsequent to the Fiscal Period End:
The Funds have adopted financial reporting rules regarding subsequent events which requires an entity to recognize in the financial statements the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the balance sheet.  There were no subsequent events or transactions that occurred that materially impacted the amounts or disclosures in the Funds’ financial statements.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Board of Trustees and Shareholders
Investment Managers Series Trust

We have audited the accompanying statements of assets and liabilities of the Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund (the “Funds”), each a series of Investment Managers Series Trust, including the portfolios of investments, as of November 30, 2010, and with respect to Zacks Multi-Cap Opportunities Fund, the related statement of operations for the year then ended, the statement of changes in net assets for each of the two years in the period then ended, and the financial highlights for each of the four years in the period then ended, and with respect to Zacks Market Neutral Fund, the related statement of operations and cash flows for the year then ended, the statement of changes in net assets for the two years in the period then ended, and the financial highlights for each of the two years in the period then ended and for the period July 24, 2008 (commencement of operations) to November 30, 2008.  These financial statements and financial highlights are the responsibility of the Funds’ management.   Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.   The financial highlights for the period ended November 30, 2006 have been audited by other auditors, whose report dated January 17, 2007 expressed an unqualified opinion on such financial highlights.

We conducted our audits in accordance with the standards of the Public Company Accounting Oversight Board (United States).   Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement.   The Funds are not required to have, nor were we engaged to perform, an audit of their internal control over financial reporting.   Our audits included consideration of internal control over financial reporting as a basis for designing audit procedures that are appropriate in the circumstances, but not for the purpose of expressing an opinion on the effectiveness of the Funds’ internal control over financial reporting.   Accordingly, we express no such opinion.   An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements.   Our procedures included confirmation of securities owned as of November 30, 2010, by correspondence with the custodian and brokers.  An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation.   We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Zacks Multi-Cap Opportunities Fund and Zacks Market Neutral Fund as of November 30, 2010, and the results of their operations and cash flows, the changes in their net assets and their financial highlights for the periods indicated above, in conformity with accounting principles generally accepted in the United States of America.

TAIT, WELLER & BAKER LLP

Philadelphia, Pennsylvania
January 26, 2011

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Tax Information:
For the year ended November 30, 2010, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Multi-Cap Opportunities Fund, is designated as qualified dividend income.

For the year ended November 30, 2010, 100% of the dividends paid from net investment income, including short-term capital gains (if any), for the Multi-Cap Opportunities Fund, qualifies for the dividends received deduction available to corporate shareholders.

Trustees and Officer Information
Additional information about the Trustees is included in the Fund’s Statement of Additional Information which is available, without charge, upon request by calling 1-888-453-4003.  The Trustees and officers of the Fund and their principal occupations during the past five years are as follows:

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
“Non-Interested” Trustees:
Charles H. Miller[a] (Born 1947) Trustee	Since November 2007	Executive Vice President, Client Management and Development, Access Data, a Broadridge Company, a provider of technology and services to asset management firms (1997-present).	31	None.
Ashley Toomey Rabun [a] (born 1952) Trustee and Chairperson of the Board	Since November 2007	President and Founder, InvestorReach, Inc. a financial services consulting firm (1996-present).	31	None.
William H. Young [a] (born 1950) Trustee	Since November 2007	Independent financial services consultant (1996-present); Consultant-Interim CEO, Unified Fund Services, Inc., a mutual fund service provider (2003-2006); Ex-officio Board Member of the National Investment Company Service Association and past President and Chairman (1995-1997); Senior Vice President, Oppenheimer Management Company (1983-1996).	31	None.
Interested Trustees:
John P. Zader [a] † (born 1961) Trustee and President	Since November 2007 as Trustee and December 2007 as President	CEO, UMB Fund Services, Inc., a mutual and hedge fund service provider, and the transfer agent, fund accountant, and co-administrator for the Fund, and affiliate of the Fund’s distributor and custodian (2006-present); Consultant to Jefferson Wells International (2006); Senior Vice President and Chief Financial Officer, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (1988-2006).	31	None.
Eric M. Banhazl[b]† (born 1957) Trustee and Vice President	Since January 2008 as Trustee and December 2007 as Vice President	President, Mutual Fund Administration Corp. (2006 – present); Senior Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 – 2006); Partner, The Wadsworth Group, a mutual fund administration and consulting services provider (1990 – 2001).	31	None.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Name, Address, Year of Birth and Position(s) held with Trust	Term of Office[c] and Length of Time Served	Principal Occupation During the Past Five Years and Other Affiliations	Number of Portfolios in the Fund Complex Overseen by Trustee	Other Directorships Held by Trustee
Officers of the Trust
Rita Dam[b] (born 1966) Treasurer and Assistant Secretary	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1994 – 2001).
			N/A	N/A
Joy Ausili[b] (born 1966) Secretary and Assistant Treasurer	Since December 2007
Vice President, Mutual Fund Administration Corp. (2006 – present); Vice President, U.S. Bancorp Fund Services, LLC, a mutual and hedge fund service provider (2001 - 2006); Vice President, The Wadsworth Group, a mutual fund administration and consulting services provider (1997 – 2001).
			N/A	N/A
Terrance P. Gallagher, CPA, JD a (born 1958) Vice President	Since December 2007
Executive Vice President, UMB Fund Services, Inc. (2007 – present); Director of Compliance, Unified Fund Services Inc. (2004 – 2007); Partner, The Academy of Financial Services Studies and Precision Marketing Partners (1998 - 2004); Senior Vice President, Chief Financial Officer and Treasurer of AAL Capital Management and The AAL Mutual Funds (1987 - 1998).
			N/A	N/A
Todd Cipperman[b] (born 1966) Chief Compliance Officer	Since December 2009	Founder and Principal, Cipperman & Company/Cipperman Compliance Services (2004 – present).	N/A	N/A

a	Address for certain Trustees and certain officers: 803 West Michigan Street, Milwaukee, WI 53233-2301.
b	Address for Mr. Banhazl, Ms. Ausili and Ms. Dam: 2220 E. Route 66, Suite 226, Glendora, CA 91740. Address for Mr. Cipperman: 150 South Warner Road, Suite 140, King of Prussia, PA 19406.
c	Trustees and officers serve until their successors have been duly elected.
†
Mr. Zader is an “interested person” of the Trust by virtue of his position with the Fund’s distributor, Grand Distribution Services, LLC  and its affiliates, UMB Fund Services, Inc., the transfer agent, fund accountant and co-administrator of the Fund, and the Fund’s custodian, UMB Bank, n.a.  Mr. Banhazl is deemed to be an “interested person” of the Trust by virtue of his position with Mutual Fund Administration Corp., the Fund’s co-administrator.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

Board Consideration and Continuation of Investment Advisory Agreement:
At an in-person meeting held on September 13-14, 2010, the Board of Trustees (the “Board”) of Investment Managers Series Trust (the “Trust”), including the trustees who are not “interested persons” of the Trust (the “Independent Trustees”) as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), reviewed and unanimously approved the continuation of the Investment Advisory Agreement (the “Advisory Agreement”) between the Trust and Zacks Investment Management, Inc. (the “Investment Advisor”) with respect to the Zacks Market Neutral Fund and the Zacks Multi-Cap Opportunities Fund series of the Trust (the “Funds”) for a one-year period ending December 30, 2011.  In approving the Advisory Agreement, the Board of Trustees, including the Independent Trustees, determined that the Advisory Agreement is in the best interests of the Funds.

Background
In advance of the meeting, the Board received information about the Advisory Agreement from the Investment Advisor and from Mutual Fund Administration Corporation (“MFAC”) and UMB Fund Services, Inc., the Trust’s co-administrators, certain portions of which are discussed below. The Board also received a memorandum from the independent legal counsel to the Independent Trustees discussing the legal standards under the 1940 Act and other applicable law for the Board’s consideration of the proposed renewal of the Advisory Agreement. At the meeting, representatives of the Investment Advisor made a presentation to the Board and discussed certain information it had provided in advance of the meeting, as well as other more current information, and the Board asked questions of the representatives of the Investment Advisor.  The Board also took into account information it has received at past Board and committee meetings with respect to the Investment Advisor and the Funds.  Before voting on the Advisory Agreement, the Independent Trustees met in a private session at which no representatives of the Investment Advisor were present.

The Board considered the Advisory Agreement separately for each Fund, although the Board took into account the common interests of both Funds in its review.   In approving the Advisory Agreement with respect to the Funds, the Board and the Independent Trustees considered a variety of factors, including those discussed below.  In their deliberations, the Board and the Independent Trustees did not identify any particular factor that was controlling, and each Trustee may have attributed different weights to the various factors.

Nature, Extent and Quality of Services
The Board considered the overall quality of services provided to the Funds by the Investment Advisor and discussed the specific responsibilities of the Investment Advisor under the Advisory Agreement.  In addition, the Board considered the background, qualifications, education and experience of the Investment Advisor’s key portfolio management and operational personnel; its overall financial position; its resources and efforts to retain and motivate capable personnel to serve the Funds; and the overall general quality and depth of its organization. The Board also took into account the experience of the Investment Advisor's senior management; its investment philosophy and processes, including its brokerage and trading practices; its disaster recovery and contingency planning; and its commitment and systems in place with regard to compliance with applicable laws and regulations.  The Board and the Independent Trustees determined that the nature, extent and quality of the services provided by the Investment Advisor were satisfactory.

Investment Performance
The Board reviewed information provided by MFAC comparing each Fund’s performance to that of its benchmark index for the quarter, year-to-date, one-year, three-year, and since-inception periods ended July 31, 2010.  With respect to the Multi-Cap Fund, the Board noted that the Fund’s performance was below that of its benchmark index for the calendar year-to-date, one-year, three-year, and since-inception periods ended July 31, 2010.  They also noted, however, that excluding the effect of sales loads, the performance of the Multi-Cap Fund’s Class A and Class C shares was above that of the Fund’s benchmark index for the current period.  With respect to the Market Neutral Fund, the Board noted that the Fund’s performance was below that of its benchmark indexes for all periods ending July 31, 2010, except for the current quarter (for both classes, with and without sales loads).  The Board considered that indexes do not reflect fund operating expenses.

Zacks Funds
SUPPLEMENTAL INFORMATION (Unaudited)

In addition, the Board considered a comparison of the performance of each Fund to the performance of a peer group of funds selected by MFAC for the three-month, year-to-date, one-year and since inception periods ended July 31, 2010.  The Board observed that with respect to the Multi-Cap Fund, the comparison showed that the performance of each class of the Fund was below the average of its peer group for the one-year and three-year periods ended July 31, 2010, but was better than the average of its peer group for the three month and year-to-date periods.  The Board further observed that with respect to the Market Neutral Fund, the comparison showed that the performance of each class of the Fund was below the average of its peer group for the year-to-date and one-year periods ended July 31, 2010, but was better than the average of its peer group for the three-month period.  In its review, the Board emphasized longer-term performance records, but noted recent performance and market challenges for various intermediate periods of one to three years, especially during 2008 and 2009.  Although each Fund performed below the average of its respective peer group for various periods, the Board considered that each Fund has shown improved relative ranking for the most recent short-term period.

Advisory Fees and Expense Ratio
The Board considered a comparison each Fund’s fees and expenses to the fees and expenses of a peer group of funds in its Morningstar category.  With respect to the Multi-Cap Fund, the Board noted that the Fund’s advisory fee and total expense ratio were above the averages, but within the ranges of, its peer group funds.  With respect to the Market Neutral Fund, the Board noted that the Fund’s advisory fee and total expense ratio were below the peer group averages.  The Board also noted the small size of each Fund’s assets and that the Advisor had contractually agreed to limit each Fund’s expenses.  The Board also reviewed the fees charged by the Investment Advisor to its other clients and noted that the Funds’ fees appeared to be within the range of the advisor’s other accounts at certain assets levels and the Investment Advisor provided additional services to the Funds that it did not provide to its other clients.  The Board and the Independent Trustees determined that the fees and expenses for each Fund were reasonable in light of the nature, extent and quality of the services provided by the Advisor.

Profitability and Economies of Scale
The Board considered information relating to the Investment Advisor's costs and profits.  The Board noted that, at the Funds' current asset levels, significant economies of scale were unlikely in the near term.  In reviewing the profitability to the Investment Advisor of its relationship with the Funds, the Board noted that the total expenses of both Funds were currently over their expense caps and that the Investment Advisor was therefore waiving a portion of its fees.  The Board also considered benefits received by the Investment Advisor as a result of its relationship with the Funds, including intangible benefits such as any favorable publicity.

Conclusion
Based on their review, including their consideration of each of the factors referred to above, the Board and the Independent Trustees concluded that the renewal of the Advisory Agreement would be in the best interest of each Fund and its shareholders and approved the continuation of the Advisory Agreement for an additional one-year period.

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Zacks Multi-Cap Opportunities Fund
Zacks Market Neutral Fund

Each a series of the Investment Managers Series Trust

Advisor
Zacks Investment Management, Inc.
100 N. Riverside Plaza, Suite 2200
Chicago, Illinois 60606

Independent Registered Public Accounting Firm
Tait, Weller & Baker LLP
1818 Market Street, Suite 2400
Philadelphia, Pennsylvania 19103

Custodian
UMB Bank, n.a.
928 Grand Boulevard, 10th Floor
Kansas City, Missouri 64106

 Fund Co-Administrator
Mutual Fund Administration Corporation
2220 E. Route 66, Suite 226
Glendora, California  91740

Fund Co-Administrator, Transfer Agent and Fund Accountant
UMB Fund Services, Inc.
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

Distributor
Grand Distribution Services, LLC
803 West Michigan Street
Milwaukee, Wisconsin 53233-2301

FUND INFORMATION

	TICKER	CUSIP
Zacks Multi-Cap Opportunities Fund Class A	CZOAX	461418 204
Zacks Multi-Cap Opportunities Fund Class C	CZOCX	461418 105
Zacks Market Neutral Fund Class A	ZMNAX	461418 709
Zacks Market Neutral Fund Class C	ZMNCX	461418 808

Privacy Principles of the Zacks Funds for Shareholders
The Funds are committed to maintaining the privacy of their shareholders and to safeguarding its non-public personal information. The following information is provided to help you understand what personal information the Fund collects, how we protect that information and why, in certain cases, we may share information with select other parties.

Generally, the Funds do not receive any non-public personal information relating to their shareholders, although certain non-public personal information of their shareholders may become available to the Funds.  The Funds do not disclose any non-public personal information about their shareholders or former shareholders to anyone, except as permitted by law or as is necessary in order to service shareholder accounts (for example, to a transfer agent or third party administrator).

This report is sent to shareholders of the Zacks Funds for their information.  It is not a Prospectus, circular or representation intended for use in the purchase or sale of shares of the Funds or of any securities mentioned in this report.

Proxy Voting Policies and Procedures
A description of the Funds’ proxy voting policies and procedures related to portfolio securities is available without charge, upon request, by calling the Fund at (888) 453-4003 or on the U.S. Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

Proxy Voting Record
Information regarding how the Funds voted proxies for portfolio securities, if applicable, during the most recent 12-month period ended June 30, is also available, without charge and upon request by calling (888) 453-4003 or by accessing the Fund’s Form N-PX on the SEC’s website at http://www.sec.gov.

Form N-Q Disclosure
The Funds file their complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q.  The Funds’ Form N-Q is available on the SEC website at  http://www.sec.gov. The Funds’ Form N-Q may also be viewed and copied at the SEC’s Public Reference Room in Washington, DC; and information on the operation of the Public Reference Room may be obtained by calling (202) 551-8090 or by calling the Funds at (888) 453-4003.

Householding Mailing
To reduce expenses, the Trust may mail only one copy of the Funds’ prospectus and each annual and semi-annual report to those addresses shared by two or more accounts. If you wish to receive individual copies of these documents, please call us at (888) 453-4003 (or contact your financial institution).  The Funds will begin sending you individual copies thirty days after receiving your request.

Zacks Funds
P.O. Box 2175
Milwaukee, Wisconsin 53202
Toll Free: 1-888-453-4003

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant's principal executive officer and principal financial officer. The registrant has not made any amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

The registrant undertakes to provide to any person without charge, upon request, a copy of its code of ethics by mail when they call the registrant at 1-888-453-4003.

Item 3. Audit Committee Financial Expert.

The Board of Trustees of the Registrant has determined that the Registrant does not have an audit committee financial expert serving on its audit committee.  The audit committee is composed of the Registrant’s three independent Trustees, each of whom possesses extensive industry experience, but none of whom has all of the technical attributes identified in Instruction 2(b) to Item 3 of Form N-CSR to qualify as an “audit committee financial expert.”  The Board of Trustees believes that the audit committee has sufficient knowledge and experience to meet its obligations as the audit committee of the Registrant.  In addition, the Board of Trustees notes that the audit committee has the authority to retain any experts necessary to carry out its duties.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. "Audit services" refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for those fiscal years. "Audit-related services" refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. "Tax services" refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no "other services" provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for each of the last two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

	FYE 11/30/2010	FYE 11/30/2009
Audit Fees	$25,000	$25,000
Audit-Related Fees	N/A	N/A
Tax Fees	$5,000	$5,000
All Other Fees	N/A	N/A

The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

The percentage of fees billed by Tait, Weller, & Weller LLP applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

	FYE 11/30/2010	FYE 11/30/2009
Audit-Related Fees	0%	0%
Tax Fees	0%	0%
All Other Fees	0%	0%

All of the principal accountant's hours spent on auditing the registrant's financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

The following table indicates the non-audit fees billed or expected to be billed by the registrant's accountant for services to the registrant and to the registrant's investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years. The audit committee of the Board of Trustees has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant's independence.

Non-Audit Related Fees	FYE 11/30/2010	FYE 11/30/2009
Registrant	N/A	N/A
Registrant’s Investment Advisor	N/A	N/A

Item 5. Audit Committee of Listed Registrants.

Not applicable to registrants who are not listed issuers (as defined in Rule 10A-3 under the Securities Exchange Act of 1934).

Item 6. Schedule of Investments.

(a)   Schedule of Investments is included as part of the report to shareholders filed under Item 1 of this Form.

(b)   Not Applicable.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not Applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

Not Applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not Applicable.

Item 10. Submission of Matters to a Vote of Security Holders.

The registrant has not made any material changes to the procedures by which shareholders may recommend nominees to the registrant’s Board of Trustees.

Item 11. Controls and Procedures.

(a)
The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of this filing and have concluded based on such evaluation that the registrant’s disclosure controls and procedures were effective, as of that date, in ensuring that information required to be disclosed by the registrant in this Form N-CSR was recorded, processed, summarized, and reported within the time periods specified in the Securities and Exchange Commission’s rules and forms.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)
(1) Any code of ethics or amendment thereto, that is subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Incorporated by reference to the Registrant’s Form N-CSR filed February 5, 2009.

(2) Certifications pursuant to Section 302 of the Sarbanes-Oxley Act of 2002.  Filed herewith.

(3) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons.  Not applicable to open-end investment companies.

(b)	Certification pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Investment Managers Series Trust

By     /s/JOHN ZADER
Name: John P. Zader
Title: President and Chief Executive Officer
Date: February 7, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By     /s/JOHN ZADER
Name: John P. Zader
Title: President and Chief Executive Officer
Date: February 7, 2011

.

By     /s/RITA DAM
Name: Rita Dam
Title: Treasurer and Chief Financial Officer
Date: February 7, 2011